Tax assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Deferred Tax Assets	R$ 43,445,704	R$ 38,607,588	R$ 37,640,297
Temporary differences	37,877,300	33,086,551	32,884,314
Tax loss	5,561,066	5,521,037	4,755,983
CSLL 18%	7,338
Total deferred tax assets	43,445,704	38,607,588	37,640,297
Deferred tax liabilities	3,699,432	3,642,000	2,225,190
Excess depreciation of leased assets	391,490	289,026
Fair value adjustment of trading securities and derivatives	3,307,942	3,352,974	2,225,190
Total deferred tax liabilities	R$ 3,699,432	R$ 3,642,000	R$ 2,225,190